Fair Value Measurements Fair Value Measurements (Assets Measured on Nonrecurring Basis) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 28, 2013	Aug. 02, 2015	Jul. 28, 2013
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		$ 6
Discontinued Operations [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 36
Trademarks Bla Band [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			$ 1
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	19		19
Traemarks Heisse Tasse [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			4
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	6		6
Trademarks Isomitta [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			8
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	4		4
Trademarks Royco [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			23
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	$ 53		$ 53